HEDGE ACCOUNTING - Changes in the fluctuation (Details)	12 Months Ended
	Dec. 31, 2022 item $ / $	Dec. 31, 2021 $ / $ item	Dec. 31, 2020 item	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about hedges [abstract]
Value of US 1	4,810.20	3,981.16	3,432.50	4,810.20	3,981.16
Variation	829.04	548.66	155.36